SCHEDULE OF EXPECTED ANNUAL MINIMUM LEASE PAYMENTS (Details) - USD ($)	Jun. 30, 2024	Sep. 30, 2023
Right-of-use Asset And Lease Liability
2024	$ 100,815
2025	339,411
2026	418,508
2027	428,971
2028	439,695
Thereafter	1,306,255
Total future minimum lease payments, undiscounted	3,033,655
Less: Imputed interest for leases in excess of one year	(1,062,864)
Present value of future minimum lease payments	1,970,791
Less: Current portion of lease liabilities	(352,281)
Total lease liabilities less current portion	$ 1,618,510